Subsequent Event	12 Months Ended
Dec. 31, 2018
Subsequent event [abstract]
Subsequent event
32	Subsequent event

A dividend in respect of the year ended 31 December 2018 of RMB 0.25 per share, amounting to a total dividend of RMB 2,705,953 thousands, was proposed by the Board of Directors on 19 March 2019.